Property and Equipment, Net - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property and Equipment (Textual)
Depreciation expense	$ 291,974	$ 107,223	$ 518,944	$ 107,223	$ 623,884
Capital expenditures			$ 34,065		$ 87,038